General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses [Abstract]
Non-executive directors' compensation	$ 126,000	$ 126,000	$ 72,000
Director fees (subsidiaries)	233,268	4,691	0
Audit fees	2,303,026	243,618	249,217
Professional fees and other expenses	7,399,977	2,478,250	2,261,154
Personnel expenses	4,350,774	155,733	0
Office and IT expenses (including rent)	1,433,846	60,987	0
Share based compensation	242,571	9,494	0
MPC Capital acquisition-related costs (including $4,471,595 to related parties for the year ended December 31, 2024, Note 4(a))	0	7,017,535	0
Administration fees-related party (Note 4(a))	3,340,334	3,247,570	3,099,000
General and administrative expenses	19,429,796	13,343,878	5,681,371
Related Party [Member]
General and Administrative Expenses [Abstract]
General and administrative expenses	3,942,173	7,859,350	3,099,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
General and Administrative Expenses [Abstract]
MPC Capital acquisition-related costs (including $4,471,595 to related parties for the year ended December 31, 2024, Note 4(a))		4,471,595
Administration fees-related party (Note 4(a))	$ 3,340,334	$ 3,247,570	$ 3,099,000